Taxation (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2021	Dec. 31, 2020
Taxation (Details) [Line Items]
Taxation, description	Labuan Business Activity Tax Law has been revised and accordingly, Labuan registered entities can no longer elect to pay the RM20 thousand flat tax rate and instead are subject to 3% tax on the audited net profits. In 2021, IGI Labuan recorded tax expense of USD 71 thousand representing 3% of the audited net profits (2020: USD 66 thousand). In 2019, IGI Labuan has recorded a net loss, and as a result no income tax has been accrued for the year.
Tax rate percentage		10.00%
Operating cost percentage		5.00%
Standard rate, percentage		35.00%
Deferred tax liabilities (in Dollars)		$ 14	$ 55
United Kingdom [Member]
Taxation (Details) [Line Items]
Taxation, description		An increase from the current 19% UK corporation tax rate to 25%, effective from 1 April 2023, was announced in the Budget on 3 March 2021 and enacted on 10 June 2021. As a result, UK deferred tax balances have been revalued to take this rate change into account, where relevant.